Borrowings	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS
NOTE 7: BORROWINGS
     Borrowings, as of June 30, 2012, consisted of the following:

June 30,
Navios Holdings loans	2012
Loan Facility HSH Nordbank and Commerzbank A.G.	$42,715
Revolver Facility HSH Nordbank and Commerzbank A.G.	6,119
Commerzbank A.G.	90,441
Dekabank Deutsche Girozentrale	39,750
Loan Facility Emporiki Bank ($130,000)	32,808
Loan Facility Emporiki Bank ($75,000)	33,375
Loan Facility Emporiki Bank ($40,000)	37,000
Loan Facility Emporiki Bank ($23,000)	21,450
Loan Facility Emporiki Bank ($23,000)	20,884
Loan DNB NOR Bank ($40,000)	33,453
Loan DNB NOR Bank ($66,500)	48,800
Loan Facility DVB Bank SE ($42,000)	40,588
Loan facility Cyprus Popular Bank (formerly known as Marfin Egnatia Bank)	—
Unsecured bonds	20,000
Senior notes due 2019	350,000
Ship mortgage notes	400,000

Total Navios Holdings loans	$1,217,383

June 30,
Navios Logistics loans	2012
Senior notes	$200,000
Other long-term loans	633

Total Navios Logistics loans	$200,633

June 30,
Total Navios Holdings loans (including Navios Logistics loans)	2012
Total borrowings	$1,418,016
Less: unamortized discount	(4,169)
Less: current portion	(56,348)

Total long-term borrowings	$1,357,499

Navios Holdings loans
In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the "2014 Notes"). On January 28, 2011, Navios Holdings completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the "2019 Notes"). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the write off of $21,199 from deferred financing fees, which is recorded in the statement of comprehensive income under "Loss on bond extinguishment".
Senior Notes: On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. ("NMF" and, together with the Company, the "2019 Co-Issuers") issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125%. The senior notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than NMF, Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The senior notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of June 30, 2012.
Ship Mortgage Notes: In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the "Mortgage Notes Co-Issuers") issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 15 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and NMF. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. At any time before November 1, 2012, the Mortgage Notes Co-Issuers may redeem up to 35% of the aggregate principal amount of the ship mortgage notes with the net proceeds of a public equity offering at 108.875% of the principal amount of the ship mortgage notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the ship mortgage notes remains outstanding after such redemption. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.
Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The Mortgage Notes Co-Issuers were in compliance with the covenants as of June 30, 2012.
On July 10, 2012, the Company and Navios Maritime Finance (US) Inc. issued an additional $88,000 in aggregate principal amount of the Ship Mortgage Notes. See also Note 16.
Loan Facilities:
The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of June 30, 2012, the Company was in compliance with all of the covenants under each of its credit facilities outlined below.
HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.
The loan facility bears interest at a margin ranging from 115 basis points to 175 basis points depending on the specified security value and requires compliance with financial covenants, including a specified security value maintenance compared to total debt percentage and minimum liquidity. It is an event of default under the revolving credit facility if such covenants are not complied with or if Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns less than 20% of the issued stock.
As of June 30, 2012, the outstanding revolving credit facility is repayable in three quarterly installments of $846 and seven quarterly installments of $224 with a final balloon payment of $2,013 on the last payment date and the outstanding term loan facility is repayable in three quarterly installments of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,225 on the last payment date.
As of June 30, 2012, the outstanding amount under the revolving credit facility was $6,119 and the outstanding amount under the loan facility was $42,715.
Emporiki Facilities: In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. In July 2009, following an amendment of the above-mentioned agreement, the amount of the facility has been changed to up to $130,000.
The interest rate of the amended facility is based on a margin of 175 basis points. The facility is repayable in one installment of $1,420 in July 2013, followed by three semi-annual installments of $2,140 and ten semi-annual installments of $1,427 with a final balloon payment of $10,698 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $32,808.
In August 2009, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 (divided into two tranches of $37,500) to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. The outstanding amount of the loan as of June 30, 2012 is repayable in 17 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $33,375.
In September 2010, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Azimuth, which was delivered on February 14, 2011 to Navios Holdings. The loan is repayable in 20 semi-annual equal installments of $1,500, with a final balloon payment of $10,000 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the full amount was drawn and the outstanding amount under this facility was $37,000.
In August 2011, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of a newbuilding bulk carrier, the Navios Avior, which was delivered on May 14, 2012 (see Note 5). The facility is repayable in 20 semi-annual equal installments of $681 after the drawdown date, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $20,884.
In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier, the Navios Centaurus, which was delivered on March 30, 2012 (see Note 5). The facility is repayable in 20 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $21,450.
DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. In June 2009, following an amendment of the above-mentioned agreement, one of the two tranches of the facility amounting to $66,500 was cancelled following the cancellation of construction of one Capesize bulk carrier. The interest rate of the amended facility is based on a margin of 225 basis points. As of June 30, 2012, the outstanding loan facility is repayable in seven semi-annual installments of $2,900, with a final payment of $28,500 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $48,800. The outstanding amount was repaid in full on July 10, 2012. See also Note 16.
In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Altamira, which was delivered on January 28, 2011 to Navios Holdings, and amended the loan. The loan bears interest at a rate of LIBOR plus 275 basis points. As of June 30, 2012, the outstanding loan is repayable in 19 equal quarterly installments of $587, with a final balloon payment of $22,300 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount under this facility was $33,453.
Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The loan is repayable in 20 semi-annual installments and bears an interest rate based on a margin of 190 basis points. On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, $39,750 was outstanding under this facility. The outstanding amount was repaid in full on July 9, 2012. See also Note 16.
Cyprus Popular Bank Public Co. Ltd. Facility: In March 2009, Navios Holdings entered into a loan facility with Cyprus Popular Bank Public Co. Ltd. of up to $110,000 to be used to finance the pre-delivery installments for the construction of newbuilding vessels and for general corporate purposes. As of September 7, 2010, the available amount of the loan facility was reduced to $30,000. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra. The loan is repayable beginning three months following the drawdown in seven equal quarterly installments of $471, with a final balloon payment of $15,553 on the last payment date. This loan bears interest at a rate of LIBOR plus 275 basis points. On April 20, 2012, the Company repaid the facility in full using the proceeds under the second tranche of the DVB Bank SE loan facility. As of June 30, 2012, the available amount under the facility was $30,000.
Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, the Navios Melodia and the Navios Buena Ventura on September 20, 2010 and October 29, 2010, respectively, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of June 30, 2012, the third tranche of the facility is repayable in three quarterly installments of $257 and 25 quarterly installments of $882, with a final balloon payment of $21,215 on the last payment date; and the fourth tranche of the facility is repayable in three quarterly installments of $210 and 31 quarterly installments of $835, with a final balloon payment of $19,890 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount was $90,441.
DVB Bank SE Facility: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches, (a) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel, the Navios Serenity (see Note 5); and (b) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. As of June 30, 2012, Navios Holdings had drawn $26,000 under the first tranche and $14,950 under the second tranche. The first tranche is repayable in 32 quarterly installments of $362, with a final balloon payment of $14,416 on the last repayment date and the second tranche is payable in 32 quarterly installments of $269, with a final balloon payment of $6,342 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of June 30, 2012, the outstanding amount was $40,588.
Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrues on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which will not be compounded) will be first due and payable in July 2012, which is the maturity date. The unsecured bond may be prepaid by Navios Holdings at any time without prepayment penalty. The outstanding amount was repaid in full on July 24, 2012. See also Note 16.
Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Navios Logistics loans
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. ("Logistics Finance" and, together the "Logistics Co-Issuers") issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Logistics Senior Notes"). The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Public Co. Ltd. Facility
On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A., a subsidiary of Navios Holdings, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over other assets acceptable to the bank. The facility requires Navios Logistics to be in compliance with the covenants contained in the indenture governing the Logistics Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of June 30, 2012, the revolving credit facility was undrawn.
Other Indebtedness
In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of June 30, 2012, the outstanding loan balance was $633. The loan facility bears interest at a fixed rate of 600 basis points. The loan is to be repaid in equal monthly installments of $6 each and the final repayment date must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.
As of June 30, 2012, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities.
The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2012, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Amounts in
thousands of
Payment due by period	U.S. dollars
June 30, 2013	$56,348
June 30, 2014	44,095
June 30, 2015	74,624
June 30, 2016	58,126
June 30, 2017	48,444
June 30, 2018 and thereafter	1,136,379

Total	$1,418,016